FAIR VALUE MEASUREMENTS 5 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Fai rValue Inputs Assets Quantitative Information [Line Items]
Investment in RBS Sempra Commodities LLP	$ 126	[1],[2]
Investment in Rockies Express	369	[1],[3]
Fair value measurement percentage, of level two hierarchy, for Rockies Express	67.00%
Fair value measurement percentage, of level three hierarchy, for Rockies Express	33.00%
Fair value measurement percentage, of level three hierarchy, for RBS Sempra Commodities	100.00%
Estimated Fair Value Does Not Include Equity Earnings That Occured Subsequent to September 30, 2012	13
Estimated Fair Value Does Not Include Dividend Distributions That Occured Subsequent to September 30, 2012	$ 21
Equity Method Investments [Member] | Level 3 | One Hundred Percent [Member] | Minimum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, future cash distributions	90.00%
Equity Method Investments [Member] | Market Approach Valuation Technique [Member] | Level 2 | Sixty Seven Percent [Member] | Stated [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, equity sale offer price	100.00%
Equity Method Investments [Member] | Probability Weighted Discounted Cash Flow Valuation Technique [Member] | Level 3 | Thirty Three Percent [Member] | Maximum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, combined transportation rate assumption	78.00%	[4]
Fair value inputs, operating and maintenance escalation rate	1.00%
Fair value inputs, forecasted interest rate on debt to be refinanced	10.00%
Fair value inputs, discount rate	10.00%
Equity Method Investments [Member] | Probability Weighted Discounted Cash Flow Valuation Technique [Member] | Level 3 | Thirty Three Percent [Member] | Minimum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, combined transportation rate assumption	6.00%	[4]
Fair value inputs, forecasted interest rate on debt to be refinanced	5.00%
Fair value inputs, discount rate	8.00%
Equity Method Investments [Member] | IncomeApproachValuationTechniqueMember | Level 3 | One Hundred Percent [Member] | Maximum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, future cash distributions	110.00%

[1]	At measurement date.
[2]	There have been no earnings or distributions subsequent to September 30, 2011.
[3]	Estimated fair value does not include $13 million of equity earnings and $21 million of dividend distributions that occurred subsequent to September 30, 2012.
[4]	Transportation rate beyond existing contract terms as a percentage of current mean REX rates.